Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) interest_rate_swap	Dec. 31, 2017 USD ($)
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 9,500	$ 9,800
Derivative Liability, Fair Value, Gross Liability	55,800	86,100
Restricted cash	6,800	$ 22,300
U.S. Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Principal Amount	1,162,476
Fair Value / Carrying Amount of Asset / (Liability)	$ (22,443)
Weighted-Average Remaining Term (years)	3 years 8 months 12 days
Fixed Rate Payable	2.90%
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount	$ 86,477
Fair Value / Carrying Amount of Asset / (Liability)	$ (11,092)
Weighted-Average Remaining Term (years)	4 years 8 months 1 day
Fixed Rate Payable	3.80%
Interest Rate Swap Agreements
Derivative [Line Items]
Derivative, Number of Instruments Held | interest_rate_swap	2
Fair Value / Carrying Amount of Asset / (Liability)	$ (33,535)